Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Funds listed in Appendix A and Appendix B removed Russian debt securities from each Underlying Index on March 31, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund listed in Appendix A and Appendix B (except for EUSB and HYXF):
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in a Fund’s “Principal Investment Strategies”
The reference to “sinkable Russian OFZ bonds issued prior to 2009” in the first paragraph in the section of the Summary Prospectus and Prospectus for the Fund in Appendix B entitled “Principal Investment Strategies” is hereby deleted in its entirety.
Appendix A
Supplement to the Summary Prospectus, Prospectus and SAI, each dated March 1, 2022:
iShares Core 10+ Year USD Bond ETF (ILTB)
iShares Core 5‑10 Year USD Bond ETF(IMTB)
iShares ESG Advanced Total USD Bond Market ETF (EUSB)
iShares ESG Advanced High Yield Corporate Bond ETF (HYXF)
iShares Core 1‑5 Year USD Bond ETF(ISTB)
iShares Core Total USD Bond Market ETF (IUSB)
Appendix B
Supplement to the Summary Prospectus, Prospectus and SAI, each dated March 1, 2022 and SAI dated March 1, 2022:
iShares Core International Aggregate Bond ETF (IAGG)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core 10+ Year USD Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Funds listed in Appendix A and Appendix B removed Russian debt securities from each Underlying Index on March 31, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund listed in Appendix A and Appendix B (except for EUSB and HYXF):
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Appendix A
Supplement to the Summary Prospectus, Prospectus and SAI, each dated March 1, 2022:
iShares Core 10+ Year USD Bond ETF (ILTB)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core 5-10 Year USD Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Funds listed in Appendix A and Appendix B removed Russian debt securities from each Underlying Index on March 31, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund listed in Appendix A and Appendix B (except for EUSB and HYXF):
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Appendix A
Supplement to the Summary Prospectus, Prospectus and SAI, each dated March 1, 2022:
iShares Core 5‑10 Year USD Bond ETF(IMTB)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares ESG Advanced Total USD Bond Market ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Funds listed in Appendix A and Appendix B removed Russian debt securities from each Underlying Index on March 31, 2022.
Appendix A
Supplement to the Summary Prospectus, Prospectus and SAI, each dated March 1, 2022:
iShares ESG Advanced Total USD Bond Market ETF (EUSB)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares ESG Advanced High Yield Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Funds listed in Appendix A and Appendix B removed Russian debt securities from each Underlying Index on March 31, 2022.
Appendix A
Supplement to the Summary Prospectus, Prospectus and SAI, each dated March 1, 2022:
iShares ESG Advanced High Yield Corporate Bond ETF (HYXF)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core 1-5 Year USD Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Funds listed in Appendix A and Appendix B removed Russian debt securities from each Underlying Index on March 31, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund listed in Appendix A and Appendix B (except for EUSB and HYXF):
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Appendix A
Supplement to the Summary Prospectus, Prospectus and SAI, each dated March 1, 2022:
iShares Core 1‑5 Year USD Bond ETF(ISTB)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core Total USD Bond Market ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Funds listed in Appendix A and Appendix B removed Russian debt securities from each Underlying Index on March 31, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund listed in Appendix A and Appendix B (except for EUSB and HYXF):
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Appendix A
Supplement to the Summary Prospectus, Prospectus and SAI, each dated March 1, 2022:
iShares Core Total USD Bond Market ETF (IUSB)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core International Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Funds listed in Appendix A and Appendix B removed Russian debt securities from each Underlying Index on March 31, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund listed in Appendix A and Appendix B (except for EUSB and HYXF):
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in a Fund’s “Principal Investment Strategies”
The reference to “sinkable Russian OFZ bonds issued prior to 2009” in the first paragraph in the section of the Summary Prospectus and Prospectus for the Fund in Appendix B entitled “Principal Investment Strategies” is hereby deleted in its entirety.
Appendix B
Supplement to the Summary Prospectus, Prospectus and SAI, each dated March 1, 2022 and SAI dated March 1, 2022:
iShares Core International Aggregate Bond ETF (IAGG)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.